CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES	CONVERTIBLE NOTES
As of December 31, 2022, the outstanding convertible promissory notes net of debt discount and issue costs are summarized as follows:

	December 31, 2022			December 31, 2021
	Face Amount	Debt Discount	Carrying Amount	Face Amount	Debt Discount	Carrying Amount
Convertible senior notes	$38,750	$6,860	$31,890	$38,750	$9,508	$29,242
Convertible notes-Autosport:
$1,536 unsecured note	—	—	—	154	—	154
	38,750	6,860	31,890	38,904	9,508	29,396
Less: Current portion	—	—	—	154	—	154
Long-term portion	$38,750	$6,860	$31,890	$38,750	$9,508	$29,242
Convertible Senior Notes
On January 10, 2020, the Company entered into a Note Exchange and Subscription Agreement, as amended by a Joinder Agreement (together, the "New Note Agreement"), with the investors in the 2019 Note Offering, pursuant to which the Company agreed to complete (i) a note exchange pursuant to which $30,000 of the Old Notes would be cancelled in exchange for a new series of 6.75% Convertible Senior Notes due 2025 (the "New Notes," and together with the Old Notes, the "Notes") and (ii) the issuance of additional New Notes in a private placement in reliance on the exemption from registration provided by Rule 506 of Regulation D of the Securities Act as a sale not involving any public offering (the "2020 Note Offering"). On
January 14, 2020, the Company closed the 2020 Note Offering. The proceeds for the 2020 Note Offering after deducting for payment of accrued interest on the Old Notes and offering-related expenses were approximately $8,272.
The New Notes were issued on January 14, 2020 pursuant to an Indenture (the "New Indenture"), by and between the Company and the Trustee. The New Note Agreement includes customary representations, warranties and covenants by the Company and customary closing conditions. The New Notes bear interest at 6.75% per annum, payable semiannually on January 1 and July 1 of each year, beginning on July 1, 2020. The New Notes may bear additional interest under specified circumstances relating to the Company's failure to comply with its reporting obligations under the New Indenture or if the New Notes are not freely tradeable as required by the New Indenture. The New Notes mature on January 1, 2025, unless earlier converted, redeemed or repurchased pursuant to their terms.
The initial conversion rate of the New Notes is 25 shares of Class B Common Stock per $1,000 principal amount of New Notes, which is equal to an initial conversion price of $40.00 per share. The conversion rate is subject to adjustment in certain events as set forth in the New Indenture but will not be adjusted for any accrued and unpaid interest. In addition, upon the occurrence of a "make-whole fundamental change" (as defined in the New Indenture), the Company will, in certain circumstances, increase the conversion rate by a number of additional shares for a holder that elects to convert its New Notes in connection with such make-whole fundamental change. Before July 1, 2024, the New Notes will be convertible only under circumstances as described in the New Indenture. No adjustment to the conversion rate as a result of conversion or a make-whole fundamental change adjustment will result in a conversion rate greater than 62.0 shares per $1,000 in principal amount.
The New Indenture contains a "blocker provision" which provides that no holder (other than the depository with respect to the notes) or beneficial owner of a New Note shall have the right to receive shares of the Class B Common Stock upon conversion to the extent that, following receipt of such shares, such holder or beneficial owner would be the beneficial owner of more than 4.99% of the outstanding shares of the Class B Common Stock.
The New Notes are subject to events of default typical for this type of instrument. If an event of default, other than an event of default in connection with certain events of bankruptcy, insolvency or reorganization of the Company or any significant subsidiary, occurs and is continuing, the Trustee by notice to the Company, or the holders of at least 25% in principal amount of the outstanding New Notes by notice to the Company and the Trustee, may declare 100.0% of the principal of and accrued and unpaid interest, if any, on all the New Notes then outstanding to be due and payable. The New Notes also contain conversion features related to certain events, which include liquidation or dissolution, as well as fundamental changes to the structure or ownership of the Company.
In connection with the 2020 Note Offering, on January 14, 2020, the Company entered into a registration rights agreement with the Note Investors, pursuant to which the Company has agreed to file with the SEC a shelf registration statement registering the sale, on a continuous or delayed basis, of all of the New Notes and to use its commercially reasonable efforts to cause the shelf registration statement to become or be declared effective under the Securities Act no later than May 29, 2020 (which date was adjusted for certain intervening events, including the COVID-19 pandemic). The registration statement was filed on June 19, 2020 and declared effective on June 30, 2020. In connection with the filing of the registration statement, the Company deregistered the Old Notes previously registered for resale.
The Company accounted for the exchange of the Old Notes and the issuance of the New Notes in accordance with the conversion guidance in ASC 470-20 “Debt – Debt with Conversion and Other Option” (“ASC 470-20”) and determined that the exchange of the Old Notes for the New Notes required derecognition of the Old Notes given that the difference in the fair value of the embedded the conversion feature of the New Notes relative to the Old Notes was in excess of 10 percent of the Old Notes conversion feature fair value. In derecognizing the Old Notes, the Company recognized a gain of $188 equal to difference between the fair value of the Old Notes liability immediately prior to extinguishment and the carry amount of the liability component of the Old Notes, including any all-unamortized debt issuance costs during the year ended December 31, 2020. The remaining consideration of $2,593 was allocated to the reacquisition of the equity component and recognized as a reduction of stockholder's equity during the year ended December 31, 2020.
The New Notes are not redeemable by the Company before January 14, 2023. The Company may redeem for cash all or any portion of the Convertible Senior Notes, at its option, on or after January 14, 2023 if the last reported sale price of the Class B common stock has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive), including the trading day immediately preceding the date on which the Company provides notice of redemption, during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. No sinking fund is provided for the Convertible Senior Notes.
The Convertible Senior Notes rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Convertible Senior Notes; equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated; effectively junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities of current or future subsidiaries of the Company (including trade payables). The Convertible Senior Notes were accounted for in accordance with FASB ASC 470, Debt and ASC 815, Derivatives and Hedging, which required bifurcation of the liability and equity components. The Company determined the carrying amount of the liability component was $25,280 and represents the present value of the Convertible Senior Notes cash flows using an implied discount rate of 18.7% which is a yield applicable to similar debt instruments that do not have the conversion feature. After allocation of the initial proceeds to the liability components, the remaining amount was allocated to the equity component and recorded as additional paid in capital. The Company recorded $13,529 in total debt discount related to the Convertible Senior Notes which included $60 of debt issuance costs. The Company allocates costs related to the issuance of the Convertible Senior Notes to the liability and equity components using the same proportions as the initial carrying value of the Convertible Senior Notes. The equity component is not remeasured as long as it continues to meet the conditions for equity classification The Company further valued a derivative liability in connection with the interest make-whole provision at $21 on the issuance date based on a lattice model. This amount was recorded as a debt discount and is amortized to interest expense over the term of the Convertible Senior Notes using the effective interest rate. The derivative liability is remeasured at each reporting date, and the change in fair value of $45 is included in change in derivative liability in the accompanying Consolidated Statements of Operations for the year ended December 31, 2022. The value of the derivative liability as of December 31, 2022 was $66.
The interest expense recognized with respect to the Convertible Senior Notes for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Contractual interest expense	$2,616	$2,616
Amortization of debt discounts	2,647	2,229
Total	$5,263	$4,845